41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 8) - Companhia Paranaense de Energia - Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	R$ 16,120,548	R$ 15,245,358
Copel Geracao e Transmissao S.A. [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	9,749,705	8,911,964
Centrais Eletricas Rio Jordao - Elejor [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	6,012,244	53,977
UEG Araucaria Ltda. [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	315,740	370,662
Copel Distribuicao S.A. [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Restricted net assets	R$ 42,859	R$ 5,908,755